Subsequent events (Details Narrative) - USD ($) $ in Millions								3 Months Ended	6 Months Ended
	Jul. 28, 2022	Jul. 27, 2022	Jul. 11, 2022	Jul. 08, 2022	Jul. 05, 2022	Jul. 01, 2022	Jul. 01, 2022	Jun. 30, 2022	Jun. 30, 2022
DisclosureSubsequentEventsLineItems [Line Items]
Reversal costs									$ 127
Top of range [member]
DisclosureSubsequentEventsLineItems [Line Items]
Distribution of remuneration to shareholders								$ 36,821
Bottom of range [member]
DisclosureSubsequentEventsLineItems [Line Items]
Distribution of remuneration to shareholders								$ 7,061
Events after reporting period [member]
DisclosureSubsequentEventsLineItems [Line Items]
Collection of royalities						$ 115
Description of installments							This amount will be paid by Petrobras with a down payment of US$ 29 (R$ 150 million) and the remaining balance in 60 monthly installments..
Proportion of ownership interest in subsidiary			51.00%		27.88%
Description of credit line with sustainability commitments				the Company signed with Bank of China, MUFG and The Bank of Nova Scotia, a credit line with sustainability commitments (Sustainability-Linked Loan - SLL), in the amount of US$ 1,250, maturing in July 2027.
Description of conversion of fines into investment commitments		the agreement, Petrobras is committed to investing US$ 191 (R$1,000 million) in local content by December 31, 2026.
Description of outstanding share	(US$ 1.2909 per outstanding preferred and common shares, or R$ 6.732003), of which US$ 9,778, or R$ 50,993 million,
Events after reporting period [member] | Top of range [member]
DisclosureSubsequentEventsLineItems [Line Items]
Collection of royalities						$ 601
Distribution of remuneration to shareholders	$ 87,814
Events after reporting period [member] | Bottom of range [member]
DisclosureSubsequentEventsLineItems [Line Items]
Distribution of remuneration to shareholders	$ 16,839